Document and entity information	12 Months Ended
Dec. 31, 2021 shares
Document informaiton [Line items]
Document fiscal year focus	2021
Document fiscal period focus	FY
Document Type	20-F
Document annual report	true
Document transition report	false
Document shell company report	false
Document period end date	Dec. 31, 2021
Document registration statement	false
Entity registrant name	NYXOAH SA
Entity central index key	0001857190
Entity well know seasoned issuer	No
Entity current reporting status	Yes
Entity filer category	Non-accelerated Filer
Entity emerging growth company	true
Entity shell company	false
Entity ex transition period	false
Entity common stock shares outstanding	25,772,359
Entity voluntary filers	No
Entity interactive data current	Yes
Entity file number	001-40552
Entity incorporation state country code	C9
Entity address, address line One	Rue Edouard Belin 12
Entity address, city or town	Mont-Saint-Guibert
Entity address, postal zip code	1435
Entity address, country	BE
Amendment flag	false
Trading symbol	NYXH
Current fiscal year end date	--12-31
Security 12b title	Ordinary Share, no nominal value per share
Icfr auditor attestation flag	false
Document accounting standard	International Financial Reporting Standards
Security exchange name	NASDAQ
Auditor Name	EY Réviseurs d’Entreprises / EYBedrijfsrevisoren SRL/BV
Auditor Firm ID	1467
Auditor Location	Diegem, Belgium
Business contact [Member]
Document informaiton [Line items]
Entity address, address line One	Rue Edouard Belin 12
Entity address, city or town	Mont-Saint-Guibert
Entity address, postal zip code	1435
Entity address, country	BE
Contact personnel name	Olivier Taelman
City Area Code	+32
Local phone number	10 22 23 55
Contact personnel email address	Olivier.Taelman@nyxoah.com